Investment in Affiliated Company (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Balance sheet data:
Current assets	$ 4,714	$ 2,914
Long-term assets	846	435
Current liabilities	(633)	(504)
Equity	$ (4,927)	$ (2,845)